Fair Value Measurements (Details Narrative)	3 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) Security	Jun. 30, 2023 USD ($)	Mar. 31, 2024 USD ($) Integer	Mar. 31, 2023 USD ($) Security	Dec. 31, 2023	Sep. 30, 2023	Mar. 31, 2022 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Alternative Investment | $	$ 297,888,000		$ 293,916,000	$ 385,851,000
Gain (loss) on investments | $	11,028,000	$ 500,000	4,791,000	(54,010,000)
Equity securities without readily determinable fair value | $	$ 26,700,000		26,800,000	$ 21,600,000
Number of securities with an upward adjustment | security | Security	1			1
Equity securities, cumulative upward adjustment | $	$ 10,800,000			$ 10,800,000
Equity securities, upward adjustment | $	0	0		10,800,000
Loss on impairment of goodwill | $	$ 3,394,000	$ 1,096,305,000	$ 2,354,320,000
Long-term growth rate		3.00%	3.00%
Fair value | $		$ 2,095,000		3,513,000			$ 8,108,000
Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			0.10
Valuation Technique, Discounted Cash Flow [Member] | Measurement Input Equity Market Risk Premiums [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			0.07
Valuation Technique, Discounted Cash Flow [Member] | Measurement Input Return Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			0.12
Fair Value Measured at Net Asset Value Per Share [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Gain (loss) on investments | $			$ 4,800,000	$ 54,000,000.0
Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Discount rates	28.00%	24.80%	28.00%		26.30%	25.30%
Minimum [Member] | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input Asset to Equity Market [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			0.42
Minimum [Member] | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input Distribution Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			0.03
Minimum [Member] | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input Asset Value Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			0.09
Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Discount rates	29.30%	25.60%	29.30%		27.20%	26.20%
Maximum [Member] | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input Asset to Equity Market [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			1.67
Maximum [Member] | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input Distribution Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			0.06
Maximum [Member] | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input Asset Value Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input			0.84